Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis

As at December 31, 2012	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (5)	Carrying Amount

Risk Management
Risk Management Assets (1)	$2	$617	$-	$619	$(29)	$590
Risk Management Liabilities (1)	-	32	12	44	(29)	15

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (2)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (3)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (4)	-	-	36	36	-	36

As at December 31, 2011	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (5)	Carrying Amount

Risk Management
Risk Management Assets (1)	$1	$2,124	$18	$2,143	$(96)	$2,047
Risk Management Liabilities (1)	-	103	-	103	(96)	7

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (2)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (3)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (4)	-	-	83	83	-	83

(1)Including current portion.

(2)Receivable from Cenovus.

(3)Payable to Cenovus employees.

(4)Payable to Cenovus.

(5)  Netting to offset derivative assets and liabilities with the same counterparty, which are presented within the fair value hierarchy on a gross basis, even where the legal right of offset exists.

Summary Of Changes In Level 3 Fair Value Measurements

	Risk Management		Share Units Resulting from Split Transaction
	2012	2011	2012	2011

Balance, Beginning of Year	$18	$(7)	$(83)	$(120)
Total gains (losses)	(18)	23	4	(32)
Purchases, issuances and settlements
Purchases	-	-	-	-
Settlements	(12)	2	43	69
Transfers in and out of Level 3	-	-	-	-
Balance, End of Year	$(12)	$18	$(36)	$(83)

Change in unrealized gains (losses) related to assets and liabilities held at end of year	$(21)	$22	$(7)	$(5)

Quantitative Information About Unobservable Inputs Used In Level 3

	Valuation Technique	Unobservable Input	2012	2011

Risk Management - Natural Gas Options	Option Model	Price Volatility	0.3% - 28.3%	-

Risk Management - Power	Discounted Cash Flow	Forward prices ($/Megawatt Hour)	$48.25 - $57.97	$71.50 - $77.55

Share Units Resulting from the Split Transaction	Option Model	Cenovus share unit volatility	30.18%	32.48%